Parent company information - Summary of Parent Company Information - Condensed Statements of Income and Comprehensive Income (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Parent company information [line items]
Interest expense	$ 76,998	$ 61,862
Net interest income	27,953	25,129
Non-interest income	29,391	26,335
Total revenue	57,344	51,464
Provision for credit losses	3,232	2,468
Non-interest expense	34,250	30,813
Income before income taxes	19,862	18,183
Income taxes	3,622	3,571
Net income	16,240	14,612
Other comprehensive income (loss), net of taxes	597	253
Total comprehensive income (loss)	16,837	14,865
Parent [member]
Parent company information [line items]
Interest and dividend income	70,603	56,495
Interest expense	57,094	44,174
Net interest income	13,509	12,321
Non-interest income	5,080	5,390
Total revenue	18,589	17,711
Provision for credit losses	2,964	2,002
Non-interest expense	13,543	11,780
Income before income taxes	2,082	3,929
Income taxes	1,031	1,874
Net income before equity in undistributed income of subsidiaries	1,051	2,055
Equity in undistributed income of subsidiaries	15,179	12,550
Net income	16,230	14,605
Other comprehensive income (loss), net of taxes	597	251
Total comprehensive income (loss)	$ 16,827	$ 14,856